OceanPal Spin-off	12 Months Ended
Dec. 31, 2021
OceanPal Spin-off
OceanPal Spin-off
3.	OceanPal Spin-off

On November 17, 2021, DSI and OceanPal entered into an amended and restated Contribution and Conveyance agreement whereas the mutual undertakings between the two parties in relation with the Spin-off transaction were finalized. More specifically, it was agreed that effective immediately prior to the Spin-off, DSI will contribute (i) all of three vessel-owning subsidiary shares to OceanPal as a capital contribution and (ii) and aggregate of $1.0 million in cash as working capital in exchange for 500,000 of OceanPaI's Series B Preferred Shares; 10,000 of OceanPal's Series C Convertible Preferred Shares; and 100% of the common shares of OceanPal to be issued and outstanding on the Spin-off with cancellation of the existing outstanding common shares. DSI would distribute all of the OceanPal common shares to its shareholders on a pro-rata basis as a special dividend.

As part of the Contribution and Conveyance agreement DSI agreed to indemnify OceanPal for any and all obligations and other liabilities arising from or relating to the operation, management or employment of any of the three vessels owned by the vessel owning entities to be contributed, prior to the effective date of the Spin-off, and agreed to indemnify each vessel-owning subsidiary for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the vessels owned by such vessel-owning subsidiaries prior to the effective date of the Spin-off. In addition, the two parties came to a mutual understanding that certain receivables of the vessel owning entities will not be contributed from DSI to OceanPal.

In connection with the Spin-off, the Company also entered into the following agreements:

A non-competition agreement with OceanPal pursuant to which DSI granted i) a right of first refusal over any opportunity available to DSI (or any of its subsidiaries) to acquire or charter-in any dry bulk vessel that is larger than 70,000 deadweight tons and that was built prior to 2006 and ii) a right of first refusal over any employment opportunity for a dry bulk vessel pursuant to a spot market charter presented or available to DSI with respect to any vessel owned or chartered in, directly or indirectly, by DSI.

A right of first refusal agreement with OceanPal pursuant to which DSI granted a right of first refusal over six drybulk carriers currently owned by DSI and identified in the agreement. Pursuant to this right of first refusal, OceanPal has the right, but not the obligation, to purchase one or all of the six identified vessels when and if DSI makes a determination to sell one or more of the vessels. OceanPal’s right to purchase the vessel will be at a price equal to the fair market value of each vessel at the time of sale.

On November 29, 2021, the Company completed a pro rata distribution of the common stock of OceanPal to the Company’s stockholders of record as of the close of business on November 3, 2021. Each of the Company’s stockholders received one share of OceanPal Inc. common stock for each ten shares of the Company’s common stock held as of the close of business on November 3, 2021.

As detailed in Note 2(aa), the Company evaluated the Spin-Off under ASC 505-60 Spinoffs and Reverse Spinoffs, ASC 805 Business Combinations, referring to the definition of a business, and ASC 845-10-30-10 Nonreciprocal Transfers with Owners and concluded that the transaction is a pro rata spin-off of a consolidated subsidiary that does not meet the definition of a business under ASC 805 Business Combinations, thus the transaction was accounted as a Nonreciprocal transfer with owners at fair value, since the criteria imposed by ASC 845 were met.

The distribution was recorded at fair values, as follows:

	Fair value	Book value

(amounts in thousands of US$)	November 29, 2021		Gain
Cash and cash equivalents	$1,000	$1,000	$—
Receivables	835	835	—
Inventories	209	209	—
Vessels, net (Note 5)	46,040	30,302	15,738
Unamortized deferred costs	—	486	(486)
Total assets contributed	$48,084	$32,832	$15,252

The fair value of vessels was measured on the date of the Spin-off, on November 29, 2021, and was determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on the last done deals of sale of vessels, on a charter free basis, with similar characteristics, such as type, size and age at the specific dates. The carrying value of the remaining assets contributed approximated their fair value.

The fair value of the assets contributed, amounting to $48,084, has been recorded as dividend in the Company’s consolidated statement of stockholders’ equity for the year ended December 31, 2021, and was partially offset by the fair value of 500,000 of OceanPal’s Series B Preferred Shares and 10,000 of OceanPal’s Series C Convertible Preferred Shares, issued by OceanPal to Diana in connection with the transaction, amounting to $7,575 (Note 4(h)).